Acquisitions, disposals and discontinued operation (Tables)	12 Months Ended
Dec. 31, 2020
Acquisitions, disposals and discontinued operations
Schedule of results of the discontinued operations

The results of the discontinued operations for the years ended December 31 are presented below:

	Year ended December 31, 2018			Year ended December 31, 2019			Year ended December 31, 2020
	Rocketbank	SOVEST	Total	Rocketbank	SOVEST	Total	Rocketbank	SOVEST	Total
Revenue	180	837	1,017	1,339	2,056	3,395	1,151	1,463	2,614
Operating costs and expenses:	(1,515)	(3,932)	(5,447)	(4,790)	(4,142)	(8,932)	(2,065)	(2,290)	(4,355)
Cost of revenue (exclusive of items shown separately below)	(443)	(178)	(621)	(1,829)	(256)	(2,085)	(604)	(160)	(764)
Selling, general and administrative expenses	(445)	(1,821)	(2,266)	(1,020)	(1,751)	(2,771)	(338)	(424)	(762)
Personnel expenses	(580)	(1,410)	(1,990)	(1,128)	(1,445)	(2,573)	(986)	(796)	(1,782)
Depreciation and amortization	(47)	(45)	(92)	(214)	(44)	(258)	(111)	(54)	(165)
Credit loss (expense)/income	—	(478)	(478)	(8)	(646)	(654)	8	(788)	(780)
Impairment of non-current assets (Note 11)	—	—	—	(591)	—	(591)	(34)	(68)	(102)
Loss from operations	(1,335)	(3,095)	(4,430)	(3,451)	(2,086)	(5,537)	(914)	(827)	(1,741)
Loss from sale of Sovest loans’ portfolio	—	—	—	—	—	—	—	(712)	(712)
Foreign exchange gain and loss, net	(1)	—	(1)	—	—	—	(25)	—	(25)
Interest income and expenses, net	—	—	—	(36)	(2)	(38)	(25)	(6)	(31)
Loss before tax from discontinued operations	(1,336)	(3,095)	(4,431)	(3,487)	(2,088)	(5,575)	(964)	(1,545)	(2,509)
Income tax benefit	268	608	876	611	410	1,021	138	63	201
Net loss from discontinued operations	(1,068)	(2,487)	(3,555)	(2,876)	(1,678)	(4,554)	(826)	(1,482)	(2,308)

Earnings per share for discontinued operations
Basic, loss from discontinued operations attributable to ordinary equity holders of the parent			(58.09)			(73.71)			(37.07)
Diluted, loss from discontinued operations attributable to ordinary equity holders of the parent			(57.60)			(73.14)			(36.98)

Schedule of net cash flows incurred by Rocketbank and SOVEST project

	Year ended December 31, 2018			Year ended December 31, 2019			Year ended December 31, 2020
	Rocketbank	SOVEST	Total	Rocketbank	SOVEST	Total	Rocketbank	SOVEST	Total
Operating	11,612	(6,526)	5,086	(1,372)	(3,675)	(5,047)	(15,415)	6,466	(8,949)
Investing	(64)	(42)	(106)	(1,623)	(30)	(1,653)	1,282	—	1,282
Financing	—	—	—	(58)	—	(58)	(64)	(20)	(84)
Net cash (outflow)/inflow	11,548	(6,568)	4,980	(3,053)	(3,705)	(6,758)	(14,197)	6,446	(7,751)